7. Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
NMTC [Member]
Equity investment generated tax credits		$ 204,900
Amortization expense		195,572
Carrying value of equity investment		1,000
LimitedPartnership [Member]
Amortization expense	$ 410,061	421,661
Carrying Value Limited Partnerships Investment	2,263,512	1,796,573
Tax credits	437,229	414,663
CFSG [Member]
Other assets	2,946,831	2,432,346
Income	$ 514,485	$ 415,561